Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	May 17, 2011	Nov. 30, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Sales revenue goods [Member]	Dec. 31, 2011 Sales revenue goods [Member]	Dec. 31, 2010 Sales revenue goods [Member]	Dec. 31, 2012 Sales revenue services [Member]	Dec. 31, 2011 Sales revenue services [Member]	Dec. 31, 2010 Sales revenue services [Member]	Dec. 31, 2012 Swiss Precision Diagnostics [Member]	Dec. 31, 2011 Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Swiss Precision Diagnostics [Member]	May 31, 2007 Swiss Precision Diagnostics [Member]
Related Party Transaction [Line Items]
Amount for purchasing securities		$ 1,000,000
Joint venture ownership percentage with P&G			50.00%												50.00%
Net receivable to joint venture			2,300,000	2,500,000
Restructuring charges			20,325,000	28,282,000	15,267,000							1,600,000	1,018,000	6,512,000
Long term receivables cost related to restructuring plan			14,600,000	15,500,000
Customer receivables associated with revenue earned after SPD was completed have been classified as other receivables			6,900,000	7,300,000
Revenue from joint venture						63,600,000	71,200,000	68,100,000	1,100,000	1,100,000	1,200,000
Trade receivables from joint venture			7,300,000	8,900,000
Trade payable to joint venture			21,300,000	19,300,000
Cash (return of investment) from SPD			11,200,000		8,800,000
Period required to acquire interest in joint venture	60 days
Gain on sale of joint venture interest				$ 288,896,000